INVESTMENT IN BIOCANCELL	12 Months Ended
Dec. 31, 2013
INVESTMENT IN BIOCANCELL [Abstract]
INVESTMENT IN BIOCANCELL
NOTE 4:-	INVESTMENT IN BIOCANCELL

	December 31,
	2012	2013

Common stock (*)	$218	$397
Warrants	25	-

Investment in BioCancell	$243	$397

(*)
Subsequent to December 31, 2013 the Company sold 74,957 shares of common stock of BioCancell (after the reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) for a total consideration of $64. The gain recognized by the Company on this sale was immaterial. The value of one share of common stock of BioCancell on April 21, 2014, was $ 0.85 (NIS 2.97). Following the sale of common shares subsequent to year-end the investment of the remaining 469,713  common stock (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) amounted to $399.

In July 2008, the Company signed an agreement with BioCancell Therapeutics, Inc. ("BioCancell"), an Israel-based clinical-stage biopharmaceutical company, whose Common stock is listed on the Tel Aviv Stock Exchange. As part of the agreement, the Company provided funding to BioCancell, was entitled to appoint one member to BioCancell's board of directors and provided BioCancell with certain consulting services.

The initial investment included a purchase of 837,521 shares of Common stock of BioCancell (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) at a price per share in NIS equal to $ 0.597 ($ 500 in total), a convertible note due in July 2012 in the principal amount of $2,000, bearing interest at 10% per year and convertible into up to 3,464,385 shares of common stock (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) with a conversion price per share in NIS equal to $ 0.716, and a five-year warrant expiring June 2013 to purchase from BioCancell up to 4,301,906 shares of Common stock (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) at a price per share in NIS equal to $ 0.716 (following the private placement in 2012, the exercise price was adjusted, as further noted below.  In June 2013 the Company exercised the warrants pursuant to the cashless exercise feature of the warrants and received a total of 2,409,242 ordinary shares (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares).

In July 2012, Tikcro's convertible note to BioCancell in the principal amount of $2,000 was repaid in full, including accrued interest, in the total amount of $2,480.
Up to December 31, 2011 and during 2012 and 2013, the Company sold 104,372, 194,792 and 1,520,676 shares of Common stock of BioCancell (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares), for consideration of $113, $20 and $420, respectively.

Up to December 31, 2011 and during 2012 the Company received 127,878 and 63,939 shares of Common stock of BioCancell (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares), for consulting services provided by the Company to BioCancell, in the value of $29.
In addition, Tikcro is entitled to a "full ratchet" anti-dilution protection in cases Biocancell issues additional securities, under terms stipulated in the agreement. Following a private placement that BioCancell effected in January 2012, the full-ratchet anti-dilution adjustment provision was triggered, and as a result additional 1,025,979 shares of Common stock (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares), were issued to the Company for no additional consideration.

In July 2012, following another financing round of Biocancell, the full-ratchet anti-dilution adjustment provision was triggered again, and as a result an additional 29,972 (after reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) shares of common stock were due to the Company for no additional consideration. The additional shares were issued in 2013, due pending certain Israeli regulatory approvals.

In November 2012, BioCancell held another financing round at a share price of NIS 0.42. BioCancell declined to affect the full-ratchet anti-dilution adjustment provision .The disagreement was resolved through an arbitration process in 2013 and an additional 250,226 (after reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) shares of common stock were due to the Company for no consideration. Issuance of 250,226 shares is subject to a payment of an exercise price equal to $72, which is in dispute.

As a result of applying ASC No. 825, the Company has recorded the change in fair value of the investment as financial expenses in the amount of $ 2,592, $ 799 for the years ended December 31, 2011, 2012 and financial income in the amount of $ 574 for the year ended December 31, 2013.

The Company undertook to pay a fee of 4% of the net realized profits from securities held in portfolio companies.